Note 25 - Income Taxes - Components of Income Taxes (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net loss, continuing operations		$ (11,727,372)	$ (8,422,117)	$ (7,908,851)
Net income (loss), discontinued operations		5,481,757	(8,198,602)	(5,186,886)
Net loss before taxes		(6,245,615)	(16,620,719)	(13,095,737)
Expected current income tax recovery		1,655,088	4,404,491	3,470,370
Deferred tax recovery (2)	[1]	292,740	297,940	297,940
Total amount of expected and actual income tax recorded		1,947,828	4,702,431	3,768,310
Amounts not deductible for tax purposes		(1,212,900)	(1,065,900)	(841,000)
Other non-deductible items		(173,000)	(509,900)	(463,000)
Deductible share and debt issuance costs		216,000	77,000	94,000
Non-taxable gain		2,307,000
Impact of US statutory income tax rate change (1)	[2]			(9,472,000)
Foreign tax differential		591,000	(592,000)	(69,000)
Non-recognizable permanent capital loss		(1,175,000)
Unusable foreign tax recoveries (3)	[3]	(7,040,081)
Unrecognized tax recovered (losses)		4,831,893	(2,313,691)	7,280,630
Income tax recovery recognized (2)	[1]	$ 292,740	$ 297,940	$ 297,940

[1]	Deferred tax recovery and income tax recovery recognized for 2018 and 2017 are included Income (loss) from discontinued operations, net of taxes on the consolidated statements of operations and deficit.
[2]	Due to the reduction of US corporate tax rates from 35% to 21%, the Company will not be able to apply $9,472,000 against any future US taxes payable.
[3]	Deferred tax assets applicable to DenseLight and no longer available to the Company.